SCHEDULE OF FINANCE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Change in Fair Value of Warrants Liability	$ 600	$ 27
Realized Losses (Gains)		(3)
Bank Fees	747	527
Finance Costs	376	68
Total Finance Expenses	$ 1,723	$ 619